Exhibit 99.1

Item #4 Form ABS Due Diligence 15E
Item #5 Form ABS Due Diligence 15E

To Whom It May Concern:

Mortgage Connect, LP (“Mortgage Connect”) was engaged by Loan Funding Structure LLC as diligence agent to provide title reports for a population of 353 mortgage loans. Mortgage Connect, in order to provide said reports, completed a detailed land records search on each asset to obtain all of the following information as it pertains to the ownership & encumbrance of each residential asset pledged as security:

●	Vesting Information

●	Transfer/Conveyance Information

●	Mortgage Information

●	Judgment/Lien Information

●	Additional Recorded Document Information

●	Bankruptcy Information

●	Legal Description

Provided with each title report was a summary of all aforementioned information, recorded copies of all pertinent documents, and an Excel data file with all property report data output information.

The assets reviewed in this population of 353 mortgage loans were all residential single-family & multi-family homes.

Mortgage Connect completed a review of the 353 title reports to identify potential liens/judgments that may exists affecting each mortgage loan’s first lien status, as well as liens/judgments recorded post-origination. With respect to these 353 mortgage loans:

1.	As set forth in the title reports, the subject mortgage is recorded in the appropriate recording jurisdiction.

2.	As set forth in the title search reports, the subject mortgage is in 1st lien position, with the exception of:

a.	43 mortgage loans for which potentially superior pre-origination mortgage and non-mortgage liens were found of record. For those loans, the total amount of such potentially superior pre-origination mortgage and non-mortgage liens is $2,697,420.52. For these same loans Mortgage Connect was unable to review the origination title policies to confirm there were exceptions to the prior mortgage liens.

b.	1 mortgage loan for which the recorded mortgage was satisfied or released of record.

3.	As set forth in the title search reports:

a.	0 mortgage loans in a Super Lien state with a potentially superior, post-origination lien/judgment. The total amount of such potentially superior post-origination HOA lien is $0.00.

b.	3 mortgage loans with a potentially superior, post-origination Municipal lien. The total amount of such potentially superior post-origination lien/judgment is $5,253.14.

c.	6 mortgage loans with a potentially superior delinquent tax amount. The total amount of such potentially superior delinquent taxes is $3,116.66.

Thank You,

Mortgage Connect, LP

By: _________________________

Date: ________________________

Name: Brian Frye

Title: President, Servicing and Capital Markets

Mortgage Connect | 260 Airside Dr | Moon Township | Pennsylvania | 15108 | P: 866-789-1814 | F: 866-789-1845 | mortgageconnectlp.com